Commitments and Contingencies - Additional Information (Details) - 12 months ended Feb. 28, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Other Commitments [Line Items]
Long-term investment obligations	¥ 9,000	$ 1,236